Business Combinations	12 Months Ended
Dec. 31, 2024
Disclosure of Fair Value of Assets Acquired and Liabilities Assumed Have Been Adjusted Retrospective to the Date of Acquisition [Abstract]
Business Combinations
5.
Business combinations
a)
Business combinations

In line with the Group’s growth strategy, the Group acquired eleven businesses during 2024, of which Daseke Inc. ("Daseke") was considered material. All other acquisitions were not considered to be material. These transactions were concluded in order to add density in the Group’s current network and further expand value-added services.

On April 1, 2024, the Group completed the acquisition of Daseke, Inc. Daseke is reported in the Truckload segment. The purchase price for the business acquisition totaled $817.0 million, which was funded by a $500.0 million term loan obtained and the remaining balance was drawn from cash on hand, and the Group absorbed $314.7 million of equipment financing debt in the acquisition. During the year ended December 31, 2024, the business contributed revenue and net loss of $1,052.0 million and $20.7 million, including severances and other restructuring costs from the business acquisition of $19.7 million recorded in the corporate segment, respectively since the acquisition.

Had the Group acquired Daseke on January 1, 2024, as per management’s best estimates, the revenue and net loss for this entity would have been $1,408.8 million and $19.2 million, including severances and other restructuring costs from the business acquisition of $19.7 million, respectively. In determining these estimated amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same had the acquisitions occurred on January 1, 2024 and adjusted for interest, based on the purchase price and average borrowing rate of the Group, and income tax expense based on the effective tax rate of the entity.

During the year ended December 31, 2024, the non-material businesses, in aggregate, contributed revenue and net loss of $148.4 million and $1.1 million respectively since the acquisitions.

Had the Group acquired these non-material businesses on January 1, 2024, as per management’s best estimates, the revenue and net income for these entities would have been $236.9 million and $7.4 million, respectively. In determining these estimated amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same had the acquisitions occurred on January 1, 2024 and adjusted for interest, based on the purchase price and average borrowing rate of the Group, and income tax expenses based on the effective tax rate of the entities.

During the year ended December 31, 2024, transaction costs of $0.5 million have been expensed in other operating expenses in the consolidated statements of income in relation to the above-mentioned business acquisitions.

Of the goodwill and intangible assets acquired through business combinations in 2024, $1.0 million was deductible for tax purposes.

As of the reporting date, the Group had not completed the determination of the fair value of assets acquired and liabilities assumed of the 2024 acquisitions. Information to confirm the fair value of certain assets and liabilities is still to be obtained for these acquisitions. As the Group obtains more information, the allocation will be completed.

The table below presents the determination of the fair value of assets acquired and liabilities assumed based on the best information available to the Group to date :

Identifiable assets acquired and liabilities assumed	Note	Daseke	Others	December 31, 2024
Cash and cash equivalents		46,242	33,222	79,464
Trade and other receivables		173,389	32,563	205,952
Inventoried supplies and prepaid expenses		20,997	4,844	25,841
Property and equipment	8	523,892	66,191	590,083
Right-of-use assets	9	107,676	9,161	116,837
Intangible assets	10	202,290	52,104	254,394
Other assets		3,093	-	3,093
Trade and other payables		(102,133)	(24,872)	(127,005)
Income tax receivable (payable)		8,669	(824)	7,845
Employee benefits		(194)	-	(194)
Provisions	16	(57,923)	-	(57,923)
Other non-current liabilities		(213)	-	(213)
Long-term debt	13	(314,670)	-	(314,670)
Lease liabilities	14	(107,676)	(9,161)	(116,837)
Deferred tax liabilities	17	(125,796)	(14,611)	(140,407)
Total identifiable net assets		377,643	148,617	526,260
Total consideration transferred		816,958	224,022	1,040,980
Goodwill	10	439,315	75,405	514,720
Cash		816,958	220,469	1,037,427
Contingent consideration		-	3,553	3,553
Total consideration transferred		816,958	224,022	1,040,980

The valuation techniques used for measuring the fair value of land and buildings ($54.0 million), customer relationships ($109.1 million) and trademarks ($92.8 million) acquired regarding Daseke were as follows:

Assets acquired	Valuation technique	Key inputs
Land and buildings

Market comparison technique and cost technique: The valuation model considers market prices for comparable sites, when available, and considers depreciated replacement cost, which reflects adjustments for physical deterioration, when appropriate.

- Market prices for comparable sites - Average rebuild cost
Customer relationships

Excess earnings method: The valuation model considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.

- Forecasted revenue attributable to existing customers and relationships - Annual attrition rate - Forecasted operating margin - Discount rate
Trademarks	Relief from royalty method: The valuation model considers the discounted estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.	- Forecasted revenue associated with the trademarks - Royalty rate - Discount rate

The fair values measured on the amounts regarding Daseke are on a provisional basis, mainly regarding tangible assets and current and deferred tax liabilities. This is mainly due to pending completion and review of independent valuations. If new information obtained within one year of the date of acquisition about facts and circumstances that existed at the date of acquisition identifies adjustments to the above amounts, or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.

The trade receivables comprise gross amounts due of $208.8 million, of which $2.8 million was expected to be uncollectible at the acquisition date.

In line with the Group’s growth strategy, the Group acquired twelve businesses during 2023, of which JHT Holdings, Inc. was considered material. All other acquisitions were not considered to be material. These transactions were concluded in order to add density in the Group’s current network and further expand value-added services.

On August 16, 2023, the Group completed the acquisition of JHT Holdings, Inc. ("JHT"), a leading asset light logistics and transportation provider in North America for Class 6-8 truck manufacturers, which included a joint-venture that is equity-accounted and included in other assets. The purchase price for this business acquisition totaled $309.3 million, which was funded by a mixture of cash on hand and the remaining balance was drawn from the currently existing unsecured revolving credit facility. During the year ended December 31, 2023, the business contributed revenue and net income of $225.3 million and $18.0 million, respectively since the acquisition.

Had the Group acquired JHT on January 1, 2023, as per management’s best estimates, the revenue and net income for this entity would have been $589.5 million and $50.5 million, respectively. In determining these estimated amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same had the acquisition occurred on January 1, 2023 and adjusted for interest, based on the purchase price and average borrowing rate of the Group, and income tax expense based on the effective tax rate of the entity.

During the year ended December 31, 2023, the non-material businesses, in aggregate, contributed revenue and net loss of $178.3 million and $6.3 million respectively since the acquisitions.

Had the Group acquired these non-material businesses on January 1, 2023, as per management’s best estimates, the revenue and net income for these entities would have been $333.2 million and $9.1 million, respectively. In determining these estimated amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same had the acquisitions occurred on January 1, 2023 and adjusted for interest, based on the purchase price and average borrowing rate of the Group, and income tax expenses based on the effective tax rate of the entities.

During the year ended December 31, 2023, transaction costs of $0.9 million have been expensed in other operating expenses in the consolidated statements of income in relation to the above-mentioned business acquisitions.

The trade receivables comprise gross amounts due of $80.0 million, of which $2.1 million was expected to be uncollectible at the acquisition date.

Of the goodwill and intangible assets acquired through business combinations in 2023, $18.9 million was deductible for tax purposes.

The table below presents the determination of the fair value of assets acquired and liabilities assumed of the 2023 acquisitions as at December 31, 2023:

Identifiable assets acquired and liabilities assumed	Note	JHT	Others	December 31, 2023
Cash and cash equivalents		5,709	11,873	17,582
Trade and other receivables		38,250	39,650	77,900
Inventoried supplies and prepaid expenses		10,976	5,897	16,873
Property and equipment	8	65,489	174,850	240,339
Right-of-use assets	9	5,385	25,609	30,994
Intangible assets	10	198,659	80,807	279,466
Other assets		23,887	115	24,002
Trade and other payables		(35,221)	(28,884)	(64,105)
Income tax (payable) receivable		(1,682)	729	(953)
Provisions	16	(19,919)	-	(19,919)
Other non-current liabilities		(444)	(44)	(488)
Long-term debt	14	(4,808)	-	(4,808)
Lease liabilities	14	(5,385)	(25,609)	(30,994)
Deferred tax liabilities	17	(55,367)	(32,375)	(87,742)
Total identifiable net assets		225,529	252,618	478,147
Total consideration transferred		309,304	350,451	659,755
Goodwill		83,775	97,833	181,608
Cash		309,304	336,979	646,283
Contingent consideration		-	13,472	13,472
Total consideration transferred		309,304	350,451	659,755

b)
Goodwill

The goodwill is attributable mainly to the premium of an established business operation with a good reputation in the transportation industry, and the synergies expected to be achieved from integrating the acquired entity into the Group’s existing business.

The goodwill arising in the business combinations has been allocated to operating segments as indicated in the table below, which represents the lowest level at which goodwill is monitored internally.

Operating segment	Reportable segment	December 31, 2024	December 31, 2023
Canadian Less-Than-Truckload	Less-Than-Truckload	115	9,142
U.S. Less-Than-Truckload	Less-Than-Truckload	31,058	3,376
Canadian Truckload	Truckload	12,980	16,017
Specialized Truckload	Truckload	468,618	43,080
Logistics	Logistics	1,949	109,993
		514,720	181,608

c)
Adjustment to the provisional amounts for Daseke business combination

The interim financial statements of 2024 included details of the Group’s business combinations and set out provisional fair values relating to the consideration and net assets of Daseke. This acquisition was accounted for under the provisions of IFRS 3. As required by IFRS 3, the provisional fair values have been reassessed in the fourth quarter in light of information obtained during the measurement period following the acquisition. These amounts remain provisional as at December 31, 2024 for the reasons mentioned previously. Consequently, the fair value of certain assets acquired, and liabilities assumed of Daseke have been adjusted retrospective to the date of acquisition as follows:

	Provisional
	fair value included
	in the interim	Measurement	Reassessed
	financial statements	period adjustments	fair value
Cash and cash equivalents	46,242	-	46,242
Trade and other receivables	173,389	-	173,389
Inventoried supplies and prepaid expenses	32,611	(11,614)	20,997
Property and equipment	577,825	(53,933)	523,892
Right-of-use assets	113,385	(5,709)	107,676
Intangible assets	60,233	142,057	202,290
Other assets	3,093	-	3,093
Trade and other payables	(100,716)	(1,417)	(102,133)
Income tax (payable) receivable	(58)	8,727	8,669
Employee benefits	(194)	-	(194)
Provisions	(54,681)	(3,242)	(57,923)
Other non-current liabilities	(213)	-	(213)
Long-term debt	(314,671)	1	(314,670)
Lease liabilities	(113,385)	5,709	(107,676)
Deferred tax liabilities	(96,434)	(29,362)	(125,796)
Total identifiable net assets	326,426	51,217	377,643
Total consideration transferred	816,958	-	816,958
Goodwill	490,532	(51,217)	439,315
Cash	816,958	-	816,958
Total consideration transferred	816,958	-	816,958

d)
Contingent consideration

The contingent consideration for the year ended December 31, 2024 relates to non-material business acquisitions and is recorded in the original determination of the fair value of assets acquired and liabilities assumed. These considerations are contingent on achieving specified earning levels in future periods. The maximum amount payable is $4.5 million in less than one year, and $2.9 million in more than one year.

The contingent consideration for the year ended December 31, 2023 related to non-material business acquisitions and was recorded in the original determination of the fair value of assets acquired and liabilities assumed. These considerations were contingent on achieving specified earning levels in future periods. The maximum amount payable was $13.5 million in less than one year, and $0.8 million in more than one year.

The contingent consideration balance at December 31, 2024 is $7.8 million (December 31, 2023 - $13.2 million) and is presented in other financial liabilities on the consolidated statements of financial position.

e)
Adjustment to the provisional amounts of prior year’s business combinations

The 2023 annual consolidated financial statements included details of the Group’s business combinations and set out provisional fair values relating to the consideration paid and net assets acquired of various acquisitions. These acquisitions were accounted for under the provisions of IFRS 3.

As required by IFRS 3, the provisional fair values have been reassessed in light of information obtained during the measurement period following the acquisition. Consequently, the fair value of certain assets acquired, and liabilities assumed of the acquisitions in fiscal 2023 have been adjusted and finalized in 2024. No material adjustments were required to the provisional fair values for these prior year's business combinations.